Taxation - Schedule of Reconciliation of Total Tax Expenses Computed by Applying the Respective Statutory Income Tax Rate to Pre-Tax Income (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
PRC Statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefits	(19.10%)	(8.40%)	(15.60%)
Effect of varying tax rates available in different jurisdictions	22.80%	2.00%	(0.70%)
Permanent differences	(10.30%)	(6.30%)	19.00%
Change in valuation allowance	(58.70%)	(27.80%)	10.70%
Effect of Super Deduction available to the Group	33.40%	10.80%	(17.10%)
Effective income tax rate	(6.90%)	(4.70%)	21.30%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	¥ 0.28	¥ 0.28	¥ 0.11